NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2023
Noncontrolling Interest Disclosure [Abstract]
Financial information of subsidiaries with material non-controlling interests
Financial information of subsidiaries that have material non-controlling interests are provided below:

	December 31, 2023			December 31, 2022
	Essakane	Rosebel[1,2]	Boto[3]	Essakane	Rosebel[1,2]	Boto[3]
Percentage of voting rights held by non-controlling interests	10%	5%	10%	10%	5%	10%
Accumulated non-controlling interest	$54.2	$—	$—	$60.0	$12.6	$0.6
Net earnings (loss) attributable to non-controlling interests	$6.2	$0.7	$(0.2)	$17.6	$(1.8)	$0.3
Dividends paid to non-controlling interests[4]	$12.0	$—	$—	$16.8	$—	$—
1.The 5% non-controlling interest for Rosebel is based on the consolidated results of Rosebel which includes 70% of Saramacca.
2.Amounts disclosed for 2023 are for the period until January 31, 2023. The sale of the Rosebel mine, which includes the Saramacca Project, was completed on January 31, 2023 (note 5). The Rosebel mine met the criteria to be reclassified as held for sale and discontinued operations as at December 31, 2022.
3.Amounts disclosed for 2023 are for the period until April 25, 2023. The sale of the Boto Gold project was completed on April 25, 2023 (note 6). The Boto Gold project met the criteria to be classified as held for sale as at December 31, 2022.
4.For the year ended December 31, 2023, dividends paid to other non-controlling interests amounted to $1.7 million (December 31, 2022 – $1.6 million).
Selected summarized information relating to these subsidiaries are provided below, before any intercompany eliminations:

	December 31, 2023			December 31, 2022
	Essakane	Rosebel[1]	Boto[2]	Essakane	Rosebel[1]	Boto[2]
Current assets	$330.3	$—	$—	$376.6	$158.8	$1.2
Non-current assets	764.3	—	—	791.1	510.8	74.7
Current liabilities	(157.5)	—	—	(155.7)	(105.7)	(3.6)
Non-current liabilities	(237.4)	—	—	(251.3)	(259.7)	(66.6)
Net assets	$699.7	$—	$—	$760.7	$304.2	$5.7
	Year ended			Year ended
	December 31, 2023			December 31, 2022
Revenues	$810.6	$47.2	$—	$883.9	$405.4	$—
Net earnings (loss) and OCI	$61.9	$14.4	$(1.9)	$175.4	$(35.7)	$2.8

Net cash from (used in) operating activities	$223.8	$15.4	$(3.5)	$381.6	$151.1	$2.3
Net cash used in investing activities	(137.0)	(8.2)	(3.2)	(174.7)	(130.7)	(13.9)
Net cash from (used in) financing activities	(145.8)	(2.0)	5.2	(172.4)	(16.9)	9.8
Net increase (decrease) in cash and cash equivalents	$(59.0)	$5.2	$(1.5)	$34.5	$3.5	$(1.8)
1.Amounts disclosed for 2023 are for the period until January 31, 2023. The sale of the Rosebel mine, which includes the Saramacca Project, was completed on January 31, 2023 (note 5). The Rosebel mine met the criteria to be reclassified as held for sale and discontinued operations as at December 31, 2022.
2.Amounts disclosed for 2023 are for the period until April 25, 2023. The sale of the Boto Gold project was completed on April 25, 2023 (note 6). The Boto Gold project met the criteria to be classified as held for sale as at December 31, 2022.